Option Indexed to Issuer's Equity, Description	9 Months Ended
May 31, 2016
Notes
Option Indexed to Issuer's Equity, Description

Note 8 – Derivative Liabilities

The Company entered into certain convertible loan agreements during 2012 and 2013.  These agreements contained terms that allowed for the conversion of the debt into common stock.  The basic agreement was originally with $0.25 conversion prices unless the stock sold at less than $0.25.  If the trades were at less than original term, the debt holders could elect to convert their debt at sixty percent of the lowest trading price in the 25 trading days prior to the conversion notice.  Because of these terms, the debt conversion clause requires that the Company account for these note balances as derivatives valued at the fair market value of the Company’s common stock on the day of any financial reporting period.   At May 31, 2016, and May 31, 2015, the fully convertible shares would be $-0- and 15,625,000 common shares, respectively.

	May 31, 2016	August 31,2015
Derivative Liabilities on Convertible Loans:
St. George Investments derivative liability	$ -0-	$ 446,785